Taxation - Schedule of Reconciliation Between the Hong Kong Statutory Tax Rates to Income Before Income Taxes Expense (Benefit) (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Reconciliation Between the Hong Kong Statutory Tax Rate to Income Before Income Taxes Expense (Benefit) [Line Items]
(Loss) income before income taxes expense		$ (6,879,942)	$ (1,043,227)	$ 1,580,188
Income tax statutory rate		16.50%	16.50%	16.50%
Income tax (benefit) expense at statutory tax rate		$ (1,135,190)	$ (172,132)	$ 260,731
Reconciling items:
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands		804,290	95,089	(14,735)
Effect of valuation allowance on deferred tax assets		5,620	31,456
Effect of non-deductible item		326,541	27,556
Effect of different tax rates for the first HK$2 million	[1]	8,710	10,555	(20,346)
Tax effect of utillisation of tax losses not recognised in prior year		(13,083)
Income taxes (benefit) expense		$ (3,112)	$ (7,476)	$ 225,650
Effective income tax rate		0.05%	0.72%	14.28%

[1]	From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2 million, and 16.5% on any part of assessable profits over HK$2 million. If, at the end of the basis period of the entity for the relevant year of assessment, the entity has one or more connected entities, the two-tiered profits tax rates would only apply to the one which is nominated to be chargeable at the two-tiered rates. The others would not qualify for the two-tiered profits tax rates and will continue to be subject to the rate of 16.5%.